OTHER (LOSSES) GAINS (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER (LOSSES) GAINS
Other gains and losses	$ 0	$ (15,909,117)	$ (24,983,899)
Total	0	(15,909,117)	$ (24,983,899)
water source
OTHER (LOSSES) GAINS
Gain (loss) recognised on measurement to fair value less costs	9,750,769
Embotelladora Andina S.A.
OTHER (LOSSES) GAINS
Loss due to assignment of loan to financial institution	$ 25,530,162	$ 24,982,887